CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Common Stock [Member]		Additional Paid-In Capital [Member]	Differences From Translation Of Foreign Currency Financial Statement OfSubsidiary [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Total
BALANCE at Dec. 31, 2008	$ 54		$ 53,742	$ (1,324)	$ 0	$ (32,407)	$ (1,631)	$ 18,434
BALANCE (in shares) at Dec. 31, 2008	19,494
Translation adjustments	0		0	272	0	0	0	272
Net income	0		0	0	0	19,787	0	19,787
Total comprehensive income (loss)								20,059
Dividend paid (Note 7c)	0		(14,780)	0	0	0	0	(14,780)
Employees share based compensation expenses	0		143	0	0	0	0	143
Cost of acquisition of treasury shares	0	[1]	0	0	0	0	(1,169)	(1,169)
Cost of acquisition of treasury shares (in shares)	(1,065)
BALANCE at Dec. 31, 2009	54		39,105	(1,052)	0	(12,620)	(2,800)	22,687
BALANCE (in shares) at Dec. 31, 2009	18,429
Translation adjustments	0		0	(88)	0	0	0	(88)
Net income	0		0	0	0	4,856	0	4,856
Total comprehensive income (loss)								4,768
Dividend paid (Note 7c)	0		(3,686)	0	0	0	0	(3,686)
Employees share based compensation expenses	0		139	0	0	0	0	139
Employee stock options exercised	0	[1]	75	0	0	0	0	75
Employee stock options exercised (in shares)	66
BALANCE at Dec. 31, 2010	54		35,633	(1,140)	0	(7,764)	(2,800)	23,983
BALANCE (in shares) at Dec. 31, 2010	18,495
Translation adjustments	0		0	(9)	0	0	0	(9)
Revaluations of available for sale securities	0		0	0	(131)	0		(131)
Realized loss on sale of available for sale securities	0		0	0	61	0	0	61
Net income	0		0	0	0	4,291	0	4,291
Total comprehensive income (loss)								4,212
Dividend paid (Note 7c)	0		(5,968)	0	0	0	0	(5,968)
Stock- based compensation granted to a customer			332	0	0	0		332
Employees share based compensation expenses	0		61	0	0	0	0	61
Exercise of options from treasury stock issued to employees	0		0	0	0	0	148	148
Exercise of options from treasury stock issued to employees (in shares)	63
Employee stock options exercised	0	[1]	251	0			0	251
Employee stock options exercised (in shares)	172
BALANCE at Dec. 31, 2011	$ 54		$ 30,309	$ (1,149)	$ (70)	$ (3,473)	$ (2,652)	$ 23,019
BALANCE (in shares) at Dec. 31, 2011	18,730

[1]	Represents an amount less than $ 1,000.